Acquisition of EMP - Additional Information (Detail) € in Millions, $ in Millions			3 Months Ended									6 Months Ended		12 Months Ended
	Oct. 10, 2018 USD ($)	Oct. 10, 2018 EUR (€)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Business Acquisition [Line Items]
Revenues			$ 1,071	$ 1,124	$ 1,058	$ 1,090	$ 1,203	$ 1,039	$ 958	$ 963	$ 1,045	$ 2,327	$ 2,293	$ 4,475	$ 4,005	$ 3,576
Operating income			$ (49)	$ 29	$ 58	$ 122	$ 147	$ 16	$ 28	$ 83	$ 90	$ 116	$ 269	356	$ 217	$ 222
EMP
Business Acquisition [Line Items]
Revenues														240
Operating income														$ 8
EMP
Business Acquisition [Line Items]
Purchase and Sale Agreement Date	Sep. 11, 2018	Sep. 11, 2018
Purchase price of selected assets | €		€ 166
Agreed enterprise value for certain shares acquired	$ 180	155
Final Purchase Price	$ 190	€ 165